SEGMENT INFORMATION - Major customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Information about major customers
Revenue	$ 64,669	$ 56,733	$ 65,925
Customer A
Information about major customers
Revenue	14,079	13,056	10,504
Customer B
Information about major customers
Revenue	11,774	11,684	10,861
Customer C
Information about major customers
Revenue	10,996	$ 9,912	8,164
Customer D
Information about major customers
Revenue	$ 10,269		$ 7,103